Commitments and Contingencies	12 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 – COMMITMENTS AND CONTINGENCIES

The Company's subsidiaries lease administrative office space under various operating leases. Rental expenses recognized using the straight-line basis under operating leases amounted to $944,645, $827,593 and $730,705 for the years ended June 30, 2020, 2019 and 2018, respectively.

Future minimum lease payments under non-cancellable operating leases are as follows:

Twelve months ending June 30,	Lease expense
2021	$775,891
2022	181,354
Total	$957,245

Contingencies:

From time to time, the Company is subject to legal proceedings, investigations, and claims incidental to the conduct of its business. The Company is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Company's business, financial position, results of operations or cash flows.